Share-Based Payments (Details 1)	9 Months Ended
Sep. 30, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Dividend rate	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Volatility	70.91%
Expected term in years	6 years 11 months 1 day
Risk-free interest rate	1.58%
Share price	$ 5.03
Fair value of option on grant date	$ 3.31
Top of range [member]
IfrsStatementLineItems [Line Items]
Volatility	75.32%
Expected term in years	7 years
Risk-free interest rate	1.75%
Share price	$ 9.42
Fair value of option on grant date	$ 6.18